Notes Payable (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Debt instrument converted	$ 6,532,206
Interest payable, related parties		$ 255,156			$ 182,147
Notes Payable Related Parties [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Interest payable, related parties		255,156			$ 182,147
Interest expense, related parties		$ 173,007	$ 95,998
Series G Convertible Preferred Stock [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Number of shares converted				6,937
Principal [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Debt instrument converted				$ 4,428,589
Accrued Interest [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Debt instrument converted				$ 102,054